Document and Entity Information Document	Jun. 15, 2020
Document Information [Line Items]
Entity Central Index Key	0001567892
Entity Incorporation, State or Country Code	L2
Written Communications	false
Document Type	8-K
Document Period End Date	Jun. 15, 2020
Entity Registrant Name	Mallinckrodt plc
Entity Address, Address Line One	3 Lotus Park, The Causeway
Entity Address, City or Town	Staines-Upon-Thames
Entity Address, Postal Zip Code	TW18 3AG
Entity Address, Country	GB
City Area Code	017
Local Phone Number	8463 6700
Entity Emerging Growth Company	Ordinary shares, par value $0.20 per share
Trading Symbol	MNK
Security Exchange Name	NYSE
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Entity Emerging Growth Company	false
Amendment Flag	false